Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa

6.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

The following table shows holdings of equity instruments at fair value through profit or loss as of December 31, 2020 and 2019:

	Holdings
Name	12/31/2020		12/31/2019
	Fair value level	Book amounts	Book amounts
Equity Instruments

Measured at fair value through profit or loss
- Local
Prisma Medios de Pago SA	3	4,975,977	3,405,143
Mercado Abierto Electrónico SA	3	144,222	70,730
Matba Rofex SA	3	21,242	15,723
C.O.E.L.S.A	3	19,511	13,076
Argentina Clearing y Registro SA	3	14,731	14,217
Sedesa	3	11,682	9,492
Provincanje SA	3	6,243	3,315
AC Inversora SA	3	5,389
Mercado a Término Rosario SA	3	4,308	12,510
Proin SA	3	1,960	2,012
Other		1,407	1,751

Subtotal local		5,206,672	3,547,969

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	9,728	12,731
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	1,899	1,727

Subtotal foreign		11,627	14,458

Total measured at fair value through profit or loss		5,218,299	3,562,427

TOTAL EQUITY INSTRUMENTS		5,218,299	3,562,427

Prisma Medios De Pago SA [Member]
Statement [LineItems]
Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa
21.	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS– PRISMA MEDIOS DE PAGO SA
On January 21, 2019, the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one vote, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.
On February 1, 2019, the Bank completed the transfer of such shares for a total purchase price of (in thousands) USD 64,542 out of which the Bank received on the date hereof (in thousands) USD 38,311 and the payment of the balance for an amount of (in thousands) USD 26,231 shall be deferred for 5 years as follows: (i) 30% of such amount in Pesos adjusted by Unit of Purchasing Power (UVA, for its acronym in Spanish) at a 15% nominal annual rate; and (ii) 70% in US Dollars at a 10% nominal annual rate. The purchase price is guaranteed by the issuance of notes in favor of the Bank and pledges of the transferred shares.
During July 2019, the process to determine the final selling price of the shares of Prisma Medios de Pago SA was completed and the final price was (in thousands) USD 63,456. The difference arising from a final price lower than the estimated price was deducted from the price balance, therefore there was no need for the Bank to return any amounts received. All other payment conditions were not modified and remain in full force and effect under the terms described in this note.
Income generated in this sale was recorded in the item “other operating income”. The amounts receivable, in pesos and US dollars, are recorded in the item “Other financial assets”.
As of December 31, 2020 and 2019, the remaining holding of the Bank in Prisma Medios de Pago SA (equivalent to 49%), is recorded in “Equity instruments at fair value through profit or loss” determined from valuations performed by independent experts (see also notes 6 and 12).
In addition, sellers retained the usufruct (dividends) of the shares sold to be reported by Prisma Medios de Pago SA for the year ended December 31, 2018, which were collected on April 26, 2019, and have the possibility to execute a put for the non-sold
shares of this transaction (49%) and the buyer has the obligation to buy them, on an specific term established on the agreement, according to specifics clauses. Besides, the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma Medios de Pago SA of a usufruct over the economic rights of the shares in favor of such trust.
The put option above mentioned, is recorded in “Derivatives financial instruments” and measured by valuations performed by independent experts (see also notes 11 and 12).
On February 22, 2021 the Bank collected cash dividends for an amount of 425,811 which 216,441 were applied to decrease the receivable generated by the financing granted to AI ZENITH (Netherlands) B.V, for the purchase of Prisma Medios de Pago SA´s shares.